SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
FDIC insured amount	$ 250,000
Cash equivalents
Cash uninsured amount	223,000	639,000
Market adjustment	134,025	1,495,978
Inventory finished goods	10,673	1,089,979
Advertising and marketing expenses	40,256	64,616
Research and development expense	$ 183,897	$ 6,685
Incremental borrowing percentage	7.50%
Dilutive securities common stock, shares	12,715,043,534	9,749,983,678
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration of credit risk	60.00%	42.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration of credit risk	22.00%	32.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration of credit risk		15.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Supplier [Member]
Product Information [Line Items]
Concentration of credit risk		100.00%